2. Loans: Past Due Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Past Due Financing Receivables

December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 13,836,033	$ 8,073,384	$ 15,895,050	$ 37,804,467
Real Estate Loans	321,249	161,974	480,929	964,152
Sales Finance Contracts	498,374	346,930	584,919	1,430,223
Total	$ 14,655,656	$ 8,582,288	$ 16,960,898	$ 40,198,842

December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 11,919,463	$ 7,217,788	$ 14,282,710	$ 33,419,961
Real Estate Loans	441,721	180,756	504,384	1,126,861
Sales Finance Contracts	374,821	209,845	463,957	1,048,623
Total	$ 12,736,005	$ 7,608,389	$ 15,251,051	$ 35,595,445